FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative)	9 Months Ended
Sep. 30, 2023 USD ($)
Notes and other explanatory information [abstract]
Change in exchange rate risk	10.00%
Increase decrease in other comprehensive loss	$ 8,200